Related Party Disclosures	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related Party Disclosures

37. Related party disclosures

According to IAS 24, the related parties of the Group are entities and individuals capable of exercising control, joint control or significant influence over the Group and its subsidiaries, companies belonging to the Stevanato Group S.p.A., the controlling company Stevanato Holding S.r.l. and associates. In addition, members of Stevanato Group’s Board of Directors and executives with strategic responsibilities and their families are also considered related parties. The Group carries out transactions with related parties on commercial terms that are normal in the respective markets, considering the characteristics of the goods or services involved.

Note 4 provides information about the Group’s structure, including details of the subsidiaries and the holding company.

Transactions with related parties refer to:

-
service fees and rentals paid to Winckler & Co Ltd, the company whose owner held minority interests in the subsidiary Ompi of Japan up to July 31, 2023;
-
rentals paid to SFEM Italia S.r.l., controlled by the Stevanato family;
-
the purchase of products and rentals paid to Società Agricola Stella S.r.l., 51% controlled by Stevanato Holding S.r.l. and 49% controlled by SFEM Italia S.r.l.;
-
the income from the sale of consumables to Società Agricola Stella S.r.l.;
-
consulting services provided by Studio Legale Spinazzi Azzarita Troi, whose beneficial owner is a Board member in Stevanato Group S.p.A.;
-
industrial rentals paid to E & FKH Ejendomme ApS, whose beneficial owners are family members of a Board member in the subsidiary Stevanato Group Denmark A/S in charge up to February 29, 2024;
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for the year ended December 31, 2022 rentals paid to members of Stevanato family;
-
donations to the Stevanato Foundation, owned by Stevanato family. The foundation's mission centers around pursuing the aims of social solidarity, philanthropy and charity, operating in the fields of social and socio-medical assistance, education and training as well as cultural and educational activities and scientific research. The Foundation supports children and young people facing serious challenges due to their health, the distress of their families or other situations that may affect their health or well-being;
-
consulting services provided by C.T.S. Studio AS, whose beneficial owner is a Board member in the sub-holding Stevanato Group International AS;
-
revenue from the sale of drug containment solutions, and pharma visual inspection equipment to Incog BioPharma Services, Inc, a U.S.-based biopharma services company, in which SFEM Italia S.r.l. holds a controlling stake;
-
on June 29, 2023, Ompi N.A. S. de R.L. de C.V. signed a promissory agreement for the purchase of land in Mexico with SIT Manufacturing N.A. S.A. de C.V. and paid USD 2,247 thousand as a deposit. On January 16, 2024 the purchase of the land was officially concluded with the payment of the remaining USD 1,210 thousand. Franco Stevanato is a Board member in SIT S.p.A., the parent company of SIT Manufacturing N.A. S.A. de C.V.;
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receivables and payables to Stevanato Holding S.r.l. related to the national tax consolidation regime;
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rentals paid to Stevanato Holding S.r.l.;
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income from Stevanato Holding S.r.l. related to the recharge of certain costs pertaining to the secondary component of the upsized follow-on underwritten offering of ordinary shares and to some services rendered to the parent company by Stevanato Group S.p.a..

The amounts of transactions with related parties recognized in the consolidated income statement and the related assets and liabilities are as follows:

For the year ended and at December 31, 2024

	Revenue	Other income	Costs*
	(EUR thousand)

Parent company
Stevanato Holding S.r.l.	—	266	7

Other related parties
Società Agricola Stella S.r.l.	—	1	165
SFEM Italia S.r.l.	—	—	21
E & FKH Ejendomme ApS	—	—	222
Studio Legale Spinazzi Azzarita Troi	—	—	198
Fondazione Stevanato	—	—	180
Incog BioPharma Services Inc	5,557	—	—

* Costs include cost of sales, selling, general administrative costs and other expenses net

	Trade receivables	Trade payables	Other Assets	Contract Assets	Other Liabilities
	(EUR thousand)

Parent company:
Stevanato Holding S.r.l.	—	—	9,216	—	22,785

Other related parties
Società Agricola Stella S.r.l.	—	113	—	—	—
SFEM Italia S.r.l.	—	2	—	—	—
Studio Legale Spinazzi Azzarita Troi	—	29	—	—	—
Incog BioPharma Services Inc	208	—	—	3,628	3

For the year ended and at December 31, 2023

	Revenue	Costs*
	(EUR thousand)

Other related parties
Winckler & Co. Ltd.	—	191
Società Agricola Stella S.r.l.	—	110
SFEM Italia S.r.l.	—	20
E & FKH Ejendomme ApS	—	435
Studio Legale Spinazzi Azzarita Troi	—	311
Fondazione Stevanato	—	240
C.T.S. Studio AS	—	21
Incog BioPharma Services Inc	545	—

* Costs include cost of sales, selling, general administrative costs and other expenses net

	Trade receivables	Trade payables	Other Assets	Other Liabilities
	(EUR thousand)
Parent company:
Stevanato Holding S.r.l.	—	—	4,020	—

Other related parties
Società Agricola Stella S.r.l.	—	102	—	—
Studio Legale Spinazzi Azzarita Troi	—	168	—	—
C.T.S. Studio AS	—	1	—	—
SIT Manufacturing	—	—	2,034	—
Incog BioPharma Services Inc	636			1,210

Loan from/to related parties

For the year ended and at December 31, 2023

	Interest received	Interest paid	Financial assets or liabilities
	(EUR thousand)

Other related parties
SE Holdings Co.Ltd.	—	3	—

For the year ended December 31, 2022

	Revenue	Costs*
	(EUR thousand)

Other related parties
Winckler & Co. Ltd.	—	313
Società Agricola Stella S.r.l.	—	90
SFEM Italia S.r.l.	—	19
E & FKH Ejendomme ApS	—	419
Piovesan Barbara	—	30
Studio Legale Spinazzi Azzarita Troi	—	384
Fondazione Stevanato	—	305
C.T.S. Studio AS	—	23
Incog BioPharma Services Inc	509	—

* Costs include cost of sales, selling, general administrative costs and other expenses net

Loan from/to related parties

For the year ended December 31, 2022

	Interest received	Interest paid
	(EUR thousand)

Other related parties
SE Holdings Co.Ltd.	—	5

Key management personnel of the Group
Directors and Key Managers	2	—

Emoluments to Directors and Key Management

The fees of the Directors of Stevanato Group S.p.A. are as follows:

For the year ended December 31, 2024

	Fixed remuneration		Share based	Total
	Annual	Fringe	compensation (2)	remuneration
	fee	benefits (1)
(EUR thousand)

Total Directors	1,970	6	459	2,435

(1) Fringe benefits related to car and insurance benefits

(2) Shares granted to board members

For the year ended December 31, 2023

	Fixed remuneration		Pension	Share based	Total
	Annual	Fringe	expense (2)	compensation (3)	remuneration
	fee	benefits (1)
(EUR thousand)

Total Directors	2,242	12	70	438	2,762

(1) Fringe benefits related to car and insurance benefits

(2) Pensions expense related to "Trattamento Fine Mandato" accrued in the year

(3) Shares granted to board members

For the year ended December 31, 2022

	Fixed remuneration		Pension	Share based	Total
	Annual	Fringe	expense(2)	compensation (3)	remuneration
	fee	benefits (1)
(EUR thousand)

Total Directors	2,353	12	62	379	2,806

(1) Fringe benefits related to car and insurance benefits

(2) Pensions expense related to "Trattamento Fine Mandato" accrued in the year

(3) Shares granted to board members

The aggregate compensation for members of the Senior Management Team (excluding the Chairman and including the CEO) is as follows:

For the year ended December 31, 2024

	Fixed remuneration		Variable	Pension	Share based	Total
	Annual	Fringe	remuneration(2)	expense (3)	compensation(4)	remuneration
	fee	benefits(1)
(EUR thousand)

Total Other Key Management	1,741	22	79	2,325	719	4,886

(1) Fringe benefits related to car and insurance benefits

(2) Variable remuneration related to MBO

(3) Pensions expense related to "Trattamento Fine Rapporto" accrued in the year and to severance payments

(4) Shares granted under stock grant plan 2023-2027 and other share-based incentive plans

For the year ended December 31, 2023

	Fixed remuneration		Variable	Pension	Share based	Total
	Annual	Fringe	remuneration(2)	expense(3)	compensation(4)	remuneration
	fee	benefits(1)
(EUR thousand)

Total Other Key Management	1,777	28	94	94	845	2,838

(1) Fringe benefits related to car and insurance benefits

(2) Variable remuneration related to MBO

(3) Pensions expense related to "Trattamento Fine Rapporto" accrued in the year

(4) Shares granted under stock grant plan 2023-2027 and other share-based incentive plans

For the year ended December 31, 2022

	Fixed remuneration		Variable	Pension	Share based	Total
	Annual	Fringe	remuneration(2)	expense(3)	compensation(4)	remuneration
	fee	benefits(1)
(EUR thousand)

Total Other Key Management	1,619	26	1,198	87	5,423	8,353

(1) Fringe benefits related to car and insurance benefits

(2) Variable remuneration related to MBO and LTI. With regard to variable compensation, key managers' performance was measured not only by financial indicators, such as revenue and EBITDA margin, but also by non-financial indicators such as (i) environment: programs in line with carbon neutrality, (ii) gender balance in senior position, (iii) quality mindset and performances and (iv) values and guiding principles.

(3) Pensions expense related to "Trattamento Fine Rapporto" accrued in the year

(4) Shares granted under stock grant plan 2021-2027 and other share-based incentive plans